Non-current assets of disposal groups classified as held for sale (Details Textual) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 2,121,327	$ 383,138	$ 1,770,547